Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	9 Months Ended
	Sep. 05, 2023	Jul. 07, 2023	Nov. 14, 2023	Sep. 30, 2023	Jan. 06, 2023	Dec. 31, 2022	Oct. 12, 2022	Oct. 11, 2022	May 23, 2022	May 17, 2022
Nature Of Operations [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.0025		$ 0.0025
Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Aggregate principal amount				$ 5,000
Standby Equity Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Aggregate principal amount			$ 15,000
Common Stock [Member] | Common Stock Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement					$ 1,000,000
Common Stock [Member] | Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement			$ 250,000
Mandatory minimum amount			100.00%
Stock purchased price			98.00%
Minimum VWAP of shares			97.00%
Warrants [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Percentage of shares obtained through warrant							15.00%
Warrants and Rights Outstanding							$ 80,000	$ 143,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 30
Class V Common Stock Units [Member] | Non Economic Voting Shares [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share									$ 0.0001
Common Class A [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share				$ 0.0001		0.0001
Closing bid price of common stock per share as per listing rule for consecutive 30 business days	$ 0.1			1
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 287.5		$ 287.5
Maximum amount of common shares to be purchased				5,500,000,000		5,500,000,000
Common Stock, Value, Issued				$ 1
Common Class A [Member] | Claims Proceeds Investment Agreement [Member]
Nature Of Operations [Line Items]
Common stock par or stated value per share							$ 0.0025
Maximum amount of common shares to be purchased							2,666,667
Common Stock, Value, Issued							$ 6,666,670
Common Class A [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued		7,960,001
Deferred compensation arrangement recorded liability		$ 61,700
Common Class A [Member] | Common Stock Purchase Agreement [Member] | Cantor Fitzgerald [Member]
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement										$ 1,000,000
Date of termination					Jan. 06, 2023
Common Class A [Member] | Common Stock Purchase Agreement [Member] | YA II PN, Ltd
Nature Of Operations [Line Items]
Option to sell maximum shares value under purchase agreement					$ 1,000,000
Common Class A [Member] | Purchase Agreement, Effective as of September 30, 2022, as Amended to Date [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued		3,225,807
Common Class A [Member] | Amended and Restated Claims Recovery and Assignment Agreement Effective as of December 31, 2021, as Amended to Date [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued		4,734,194